CONSOLIDATED INCOME STATEMENTS - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017 [1]	Dec. 31, 2016 [1]
Operating revenue
Traffic revenue	¥ 138,064	¥ 121,873	¥ 109,693
Other operating revenue	5,559	5,933	5,288
Total operating revenue	143,623	127,806	114,981
Operating expenses
Flight operation expenses	76,216	62,978	51,461
Maintenance expenses	12,704	11,877	11,318
Aircraft and transportation service expenses	24,379	22,935	20,215
Promotion and selling expenses	7,036	6,881	6,304
General and administrative expenses	3,770	3,391	2,815
Depreciation and amortization	14,308	13,162	12,619
Impairment on property, plant and equipment	0	324	71
Others	1,829	1,550	1,401
Total operating expenses	140,242	123,098	106,204
Other net income	5,438	4,448	3,835
Operating profit	8,819	9,156	12,612
Interest income	125	89	89
Interest expense	(3,202)	(2,747)	(2,465)
Share of associates' results	263	431	509
Share of joint ventures' results	200	99	102
Exchange (loss)/gain, net	(1,853)	1,801	(3,276)
Changes in fair value of financial instruments	12	(64)	0
Gain on deemed disposal of a subsidiary	0	0	90
Remeasurement of the originally held equity interests in a joint venture	0	109	0
Profit before income tax	4,364	8,874	7,661
Income tax	(1,000)	(1,976)	(1,763)
Profit for the year	3,364	6,898	5,898
Profit attributable to:
Equity shareholders of the Company	2,895	5,961	5,044
Non-controlling interests	469	937	854
Profit for the year	¥ 3,364	¥ 6,898	¥ 5,898
Earnings per share
Basic and diluted	¥ 0.27	¥ 0.60	¥ 0.51

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).